Non-cash items (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
Non-cash Items
Depreciation	$ 58	$ 78	$ 193	$ 202
Gain (loss) on derivative warrant liabilities	1,471	(2,568)	1,408	(5,575)
Change in fair value of convertible debentures				904
Share based expense	(1,995)		(482)
Reclamation expense	12	62	100	131
Forgiveness of interest				(34)
Loss on assets disposal	26	26	26	26
Total Non-cash items	$ (428)	$ (2,402)	$ 1,245	$ (4,346)